Financial investments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Investments
Schedule of short-term investments

	Weighted average rate (p.a.)	2023	2022
Local currency
Automatic applications	10.0% of CDI	57,687	-
Government bonds	99.9% of CDI	1,871	3,880
Private bonds	98.2% of CDI	211,420	253,386
Investment funds	80.8% of CDI	10,027	10,576
Total local currency(*)		281,005	267,842

Foreign currency
Investment funds	26.45%	177,532	155,576
Total foreign currency		177,532	155,576

Total		458,537	423,418

Current		315,901	404,113
Non-current		142,636	19,305

(*)	Of the total amount recorded on December 31, 2023, R$279,196 (R$266,553 on December 31, 2022), refer to investments used as guarantees linked to deposits for lease operations, derivative financial instruments, lawsuits and loans and financing.